Restructuring Level 4 (Details) - Restructuring by Type (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31	55
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6	20
Restructuring charges	25	15
Payments	(22)	(28)
Accrued liability, Ending Balance	9	7
Workforce reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	25
Cumulative restructuring costs, Incurred to Date	22	46
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6	20
Restructuring charges	16	10
Payments	(13)	(23)
Accrued liability, Ending Balance	9	7
Site closure costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	9
Cumulative restructuring costs, Incurred to Date	9	5
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0	0
Restructuring charges	9	3
Payments	(9)	(3)
Accrued liability, Ending Balance	0	0
Other projects [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	1
Cumulative restructuring costs, Incurred to Date	0	4
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0	0
Restructuring charges	0	2
Payments	0	(2)
Accrued liability, Ending Balance	$ 0	$ 0
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	12
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	15